Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2020
Prospectus Date	rr_ProspectusDate	Mar. 31, 2020
WCM China Quality Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – WCM China Quality Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the WCM China Quality Growth (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of Chinese companies. The Fund’s advisor considers a company to be a Chinese company if it has been organized under the laws of, has its principal offices in, or has its securities principally traded in, China, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, China. For purposes of the Fund’s investments, China also includes its special administrative regions and other districts, such as Hong Kong and Taiwan.

The Fund’s investments in equity securities may include common stock, including A-Shares, and depository receipts. The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs and CDRs are receipts that represent interests in foreign securities held on deposit by U.S. and Canadian banks or trust companies, respectively. EDRs and GDRs have the same qualities as ADRs, although they may be traded in several international trading markets. The Fund may also use participatory notes (commonly known as “P-notes”) issued by foreign banks or brokers evidencing ownership of underlying stock issued by a foreign company. P-notes are used by foreign investors to access local markets and to gain exposure to, primarily, equity securities of issuers listed on a local exchange.

The Fund’s advisor uses a bottom-up approach that seeks to identify companies believed to be quality companies and have above-average potential for growth in assets and the rate of return on invested capital. The Fund’s advisor considers quality growth companies to: (i) have a history of predictable and consistent earnings growth; (ii) have regular, growing dividend payments; (iii) be industry leaders with sustainable competitive advantages; (iv) have corporate cultures emphasizing strong, quality and experienced management; (v) have little or no debt; (vi) have attractive relative valuations; and (vii) have potential for asset base growth. In selecting securities, the Fund’s advisor also considers other factors including, among others, political risk, monetary policy risk, and regulatory risk. The Fund will generally hold the equity securities of approximately 30 to 50 issuers, and the Fund may invest in securities of any market capitalization. The Fund generally invests in companies in any sector, however, from time to time the Fund may invest a significant portion of its assets in the securities of companies in one or more sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs, CDRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Risks Associated with China, Hong Kong and Taiwan.

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency denominated obligations. Changes in these policies could adversely impact affected industries or companies in China. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. From time to time and as recently as January 2020, China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and/or Taiwan impractical or impossible.

Market Turbulence Resulting from COVID-19. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

A-Share Market Suspension Risk. The A-Shares market can have a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater valuation risks, liquidity risks and costs for the Fund.

A-Shares Tax Risk. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the People’s Republic of China (“PRC”) has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the Chinese companies in which the Fund invests. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have an adverse impact on Fund performance.

Risk of Investing through Stock Connect. Investing in A-Shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund. Trading through Stock Connect is also subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day, and as such, buy orders for A-Shares would be rejected once the Daily Quota is exceeded (although the Fund will be permitted to sell A-Shares regardless of the Daily Quota balance). Thus, the Daily Quota may restrict the Fund’s ability to invest in A-Shares through Stock Connect on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-Shares through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading.

Nationalization Risk. Investments in China may be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on foreign investments and repatriation of capital.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Participatory Notes Risk. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. The risks of investing in P-notes includes foreign investment risk. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a P-note must rely on the credit worthiness of the bank or broker who issues the P-note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Market Capitalization Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. The securities of small-capitalization or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
WCM China Quality Growth Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCQGX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.15%
All other expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.89%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.50%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 153
Three Years	rr_ExpenseExampleYear03	$ 556
WCM China Quality Growth Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCMCX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.15%
All other expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	$ 479
WCM Focused ESG International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – WCM Focused ESG International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the WCM Focused ESG International Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depository receipts of non-U.S. domiciled companies located in developed countries and in emerging market and frontier market countries. Emerging market and frontier market countries are those countries with low- to middle-income economies as classified by the World Bank, or included in any of the Morgan Stanley Capital International (MSCI) emerging markets or frontier markets indices. The Fund’s advisor considers a company to be located in an emerging market or frontier market country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging market or frontier market country, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging market or frontier market country.

The Fund’s investments in equity securities may include common stock and depository receipts. The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs and CDRs are receipts that represent interests in foreign securities held on deposit by U.S. and Canadian banks or trust companies, respectively. EDRs and GDRs have the same qualities as ADRs, although they may be traded in several international trading markets. The Fund will be managed pursuant to a “focused” strategy, whereby the Fund’s advisor will typically invest the Fund’s assets in the equity securities of a small number of issuers. Generally, the Fund will hold the equity securities of approximately 30 to 60 issuers, and the Fund may invest in securities of any market capitalization. The Fund generally invests in the securities of companies domiciled in at least three different countries. From time to time, the Fund may invest a significant portion of its assets in the securities of companies domiciled in one or a few countries or regions.

The advisor’s investment process begins with bottom-up, fundamental research, integrated with an analysis of a company’s environmental, social and governance (“ESG”) characteristics. The advisor’s bottom-up, fundamental research involves examining and ranking companies based on the following factors: (i) the company’s corporate performance; (ii) the company’s competitive position; (iii) the company’s potential future growth; and (iv) the company’s intrinsic value. Next, the advisor utilizes a proprietary, qualitative analysis in screening companies for the Fund’s portfolio that satisfy its ESG criteria. Industry-specific, material ESG value drivers are identified for each company based on the internally derived criteria as well as from information sourced from corporate disclosures, specialized datasets and other publicly filed information. The advisor’s strategy is focused on identification and analysis of material ESG drivers, which are the most relevant and financially important ESG aspects of the company’s business model. These “driver” can have a significant short or long term impact on the company’s environmental, social and governance profile. The advisor’s methodology determines what it believes the impact each of the drivers has on the metrics such as revenue, profits, cash flow, returns and risks. These drivers serve as a tool to identify companies’ with improving ESG characteristics (i.e., the company’s “ESG Trajectory”). The advisor’s approach is also informed by industry-based standards for material ESG factors established by the Sustainability Accounting Standards Board. In addition, the advisor will review company financial filings, proxy disclosures, corporate sustainability reports, Carbon Disclosure Project scores, government databases, Bloomberg ESG analytics, Institutional Shareholder Services Inc. (“ISS”) reports and engage with company management as part of its screening process. The advisor’s environmental assessment includes identifying companies that provide products or services that are tied to an environmental competitive advantage as compared to their peers. For example, the Fund may invest in companies offering products or services with superior energy efficiency, better management of energy, water and waste resources, or offer solutions to emissions regulations. Social assessment includes identifying companies that promote societal benefits or address societal challenges. For example, the Fund may invest in companies with good diversity practices, lower employee turnover, and solid employee safety track-records. Governance assessment includes a focus on shareholder rights, senior management compensation, board structure, and audit/accounting risk. Based on the advisor’s deeper qualitative ESG assessment, the advisor selects companies that demonstrate a strong or improving ESG Trajectory and generally excludes companies with weak ESG performance. The Fund’s ESG screening process is designed to exclude companies that are involved in and derive significant revenue from certain industries or product lines, including:

•	tobacco,

•	gambling,

•	civil firearms (i.e., those firearms typically available for consumer use in the United States), and

•	controversial weapons (e.g., land mines).

The Fund’s ESG screening process does not exclude traditional defense contractors nor does it exclude all alcohol. The advisor does not utilize third-party ESG rankings or a scoring mechanism in the Fund’s portfolio construction process. .

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs, CDRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Market Turbulence Resulting from COVID-19. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

ESG Criteria Risk. While the Advisor believes that the integration of ESG analysis as part of the investment process contributes to its risk management approach, the Fund’s consideration of ESG criteria in making its investment decisions may affect the Fund’s exposure to risks associated with certain issuers, industries and sectors, which may impact the Fund’s investment performance.

Focused Investing Risk. Because the Fund invests a greater proportion of its assets in the securities of a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers, and the value of its shares may be more volatile than a fund that invests in a larger number of issuers.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Market Capitalization Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. The securities of small-capitalization or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
WCM Focused ESG International Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WESGX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.15%
All other expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.50%	[1],[3]
One Year	rr_ExpenseExampleYear01	$ 153
Three Years	rr_ExpenseExampleYear03	$ 525
WCM Focused ESG International Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCMMX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.15%
All other expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%	[1],[3]
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	$ 447
WCM Focused ESG Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – WCM Focused ESG Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the WCM Focused ESG Emerging Markets Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies located in emerging market or frontier market countries. Emerging market and frontier market countries are those countries with low- to middle-income economies as classified by the World Bank, or included in any of the Morgan Stanley Capital International (MSCI) emerging markets or frontier markets indices. The Fund’s advisor considers a company to be located in an emerging market or frontier market country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging market or frontier market country, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging market or frontier market country.

The Fund’s investments in equity securities may include common stock and depository receipts. The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs and CDRs are receipts that represent interests in foreign securities held on deposit by U.S. and Canadian banks or trust companies, respectively. EDRs and GDRs have the same qualities as ADRs, although they may be traded in several international trading markets. The Fund will be managed pursuant to a “focused” strategy, whereby the Fund’s advisor will typically invest the Fund’s assets in the equity securities of a small number of issuers. Generally, the Fund will hold the equity securities of approximately 25 to 50 issuers, and the Fund may invest in securities of any market capitalization. The Fund generally invests in the securities of companies located in at least three different countries. From time to time, the Fund may invest a significant portion of its assets in the securities of companies located in one or a few countries or regions.

The advisor’s investment process begins with bottom-up, fundamental research, integrated with an analysis of a company’s environmental, social and governance (“ESG”) characteristics. The advisor’s bottom-up, fundamental research involves examining and ranking companies based on the following factors: (i) the company’s corporate performance; (ii) the company’s competitive position; (iii) the company’s potential future growth; and (iv) the company’s intrinsic value. Next, the advisor utilizes a proprietary, qualitative analysis in screening companies for the Fund’s portfolio that satisfy its ESG criteria. Industry-specific, material ESG value drivers are identified for each company based on the internally derived criteria as well as from information sourced from corporate disclosures, specialized datasets and other publicly filed information. The advisor’s strategy is focused on identification and analysis of material ESG drivers, which are the most relevant and financially important ESG aspects of the company’s business model. These “driver” can have a significant short or long term impact on the company’s environmental, social and governance profile. The advisor’s methodology determines what it believes the impact each of the drivers has on the metrics such as revenue, profits, cash flow, returns and risks. These drivers serve as a tool to identify companies’ with improving ESG characteristics (i.e., the company’s “ESG Trajectory”). The advisor’s approach is also informed by industry-based standards for material ESG factors established by the Sustainability Accounting Standards Board. In addition, the advisor will review company financial filings, proxy disclosures, corporate sustainability reports, Carbon Disclosure Project scores, government databases, Bloomberg ESG analytics, Institutional Shareholder Services Inc. (“ISS”) reports and engage with company management as part of its screening process. The advisor’s environmental assessment includes identifying companies that provide products or services that are tied to an environmental competitive advantage as compared to their peers. For example, the Fund may invest in companies offering products or services with superior energy efficiency, better management of energy, water and waste resources, or offer solutions to emissions regulations. Social assessment includes identifying companies that promote societal benefits or address societal challenges. For example, the Fund may invest in companies with good diversity practices, lower employee turnover, and solid employee safety track-records. Governance assessment includes a focus on shareholder rights, senior management compensation, board structure, and audit/accounting risk. Based on the advisor’s deeper qualitative ESG assessment, the advisor selects companies that demonstrate a strong or improving ESG Trajectory and generally excludes companies with weak ESG performance. The Fund’s ESG screening process is designed to exclude companies that are involved in and derive significant revenue from certain industries or product lines, including:

•	tobacco,

•	gambling,

•	civil firearms (i.e., those firearms typically available for consumer use in the United States), and

•	controversial weapons (e.g., land mines).

The Fund’s ESG screening process does not exclude traditional defense contractors nor does it exclude all alcohol. The advisor does not utilize third-party ESG rankings or a scoring mechanism in the Fund’s portfolio construction process.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs, CDRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Market Turbulence Resulting from COVID-19. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

ESG Criteria Risk. While the Advisor believes that the integration of ESG analysis as part of the investment process contributes to its risk management approach, the Fund’s consideration of ESG criteria in making its investment decisions may affect the Fund’s exposure to risks associated with certain issuers, industries and sectors, which may impact the Fund’s investment performance.

Focused Investing Risk. Because the Fund invests a greater proportion of its assets in the securities of a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers, and the value of its shares may be more volatile than a fund that invests in a larger number of issuers.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Market Capitalization Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. The securities of small-capitalization or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
WCM Focused ESG Emerging Markets Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCMUX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.15%
All other expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.89%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.50%	[1],[4]
One Year	rr_ExpenseExampleYear01	$ 153
Three Years	rr_ExpenseExampleYear03	$ 556
WCM Focused ESG Emerging Markets Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCMDX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.15%
All other expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%	[1],[4]
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	$ 479

[1]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2021, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2021, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2021, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.